SHAREHOLDERS' EQUITY (Details) (USD $)	3 Months Ended		9 Months Ended		3 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013 RSU	Mar. 31, 2012 RSU
Shareholders' equity
Amount transferred to an employee benefit trust to fund restricted share unit plan					$ 19,000,000	$ 12,000,000
Common shares outstanding at September 30, 2013	173,428,331		173,428,331
Employee stock options (in shares)	11,495,535		11,495,535
Warrants (in shares)	8,600,000		8,600,000
RSU plan (in shares)	302,454		302,454
Maximum number of common shares (in shares)	193,826,320		193,826,320
Net income per share
Net income for the period	$ 47,311,000	$ 106,326,000	$ 46,790,000	$ 228,146,000
Weighted average number of common shares outstanding - basic (in shares)	173,102,000	171,341,000	172,651,000	171,055,000
Dilutive impact of shares related to RSU plan (in shares)	350,000	255,000	379,000	242,000
Weighted average number of common shares outstanding - diluted (in shares)	173,452,000	171,596,000	173,030,000	171,297,000
Net income per share - basic (in dollars per share)	$ 0.27	$ 0.62	$ 0.27	$ 1.33
Net income per share - diluted (in dollars per share)	$ 0.27	$ 0.62	$ 0.27	$ 1.33